Property and equipment - Carrying amount of property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	$ 21,824
Effect of translation	3,422
Ending Balance	28,498	$ 21,824
Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	48,414	41,927
Additions and modifications	18,638	11,259
Disposals	(98)	(2,475)
Reclassification	0	0
Effect of translation	(7,331)	(2,297)
Ending Balance	59,623	48,414
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(26,590)	(21,619)
Disposals	53	2,271
Reclassification	0	18
Effect of translation		1,324
Lease modifications	3,444	861
Depreciation charge	(11,454)	(9,445)
Ending Balance	(31,125)	(26,590)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	619
Effect of translation	267
Ending Balance	919	619
Buildings | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	2,389	2,987
Additions and modifications	878	381
Disposals	(31)	(540)
Reclassification	0	(336)
Effect of translation	(409)	(103)
Ending Balance	2,827	2,389
Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(1,770)	(1,969)
Disposals	3	372
Reclassification	0	152
Effect of translation		77
Lease modifications	0	0
Depreciation charge	(408)	(402)
Ending Balance	(1,908)	(1,770)
Technical equipment and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	1,598
Effect of translation	263
Ending Balance	3,431	1,598
Technical equipment and machinery | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	3,733	2,991
Additions and modifications	3,051	829
Disposals	0	(344)
Reclassification	0	459
Effect of translation	(582)	(202)
Ending Balance	6,202	3,733
Technical equipment and machinery | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(2,135)	(1,701)
Disposals	0	457
Reclassification	0	(174)
Effect of translation		117
Lease modifications	0	0
Depreciation charge	(899)	(834)
Ending Balance	(2,771)	(2,135)
Transportation equipment, office equipment and other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	7,156
Effect of translation	1,412
Ending Balance	9,543	7,156
Transportation equipment, office equipment and other equipment | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	17,616	14,192
Additions and modifications	7,218	5,957
Disposals	(67)	(1,591)
Reclassification	0	(123)
Effect of translation	(2,559)	(819)
Ending Balance	22,208	17,616
Transportation equipment, office equipment and other equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(10,460)	(9,687)
Disposals	50	1,442
Reclassification	0	40
Effect of translation		549
Lease modifications	0	0
Depreciation charge	(3,667)	(2,804)
Ending Balance	(12,665)	(10,460)
Right of use assets - Office and Warehouse
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	12,451
Effect of translation	1,480
Ending Balance	14,605	12,451
Right of use assets - Office and Warehouse | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	24,676	21,757
Additions and modifications	7,491	4,092
Disposals	0	0
Reclassification	0	0
Effect of translation	(3,781)	(1,173)
Ending Balance	28,386	24,676
Additions	10,391	3,485
Modifications	(2,900)	607
Right of use assets - Office and Warehouse | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(12,225)	(8,262)
Disposals	0	0
Reclassification	0	0
Effect of translation		581
Lease modifications	3,444	861
Depreciation charge	(6,480)	(5,405)
Ending Balance	$ (13,781)	$ (12,225)